Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details)	6 Months Ended
Jun. 30, 2024
Mexico, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(4.45%)
Change in average foreign currency exchange rate (as a percent)	6.12%
United States of America, Dollars
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	3.18%
Change in average foreign currency exchange rate (as a percent)	(0.06%)
Brazil, Brazil Real
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(9.73%)
Change in average foreign currency exchange rate (as a percent)	(0.21%)
United Kingdom, Pounds
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.38%
Change in average foreign currency exchange rate (as a percent)	2.52%
Chile, Pesos
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(4.57%)
Change in average foreign currency exchange rate (as a percent)	(14.30%)
Poland, Zlotych
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.82%
Change in average foreign currency exchange rate (as a percent)	7.11%